DEBT - Components (Details) € in Millions, ¥ in Millions, $ in Millions	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)
DEBT
Short-term Debt	¥ 5,144	$ 723	¥ 6,232
Total	5,144		6,232
Long-term debt, non-current portion	6,091	$ 856	3,565
Long-term debt	6,091		3,565	€ 338
Bank borrowings
DEBT
Long-term debt, current portion	193		2,464
Long-term debt, non-current portion	2,332		211
Convertible Debt [Member]
DEBT
Long-term debt, current portion	3,372		3,029
Long-term debt, non-current portion	3,527		3,158
FF&E liability
DEBT
Long-term debt, current portion	44		47
Long-term debt, non-current portion	217		180
Others
DEBT
Long-term debt, non-current portion	15		16
Bank borrowings
DEBT
Short-term Debt	¥ 1,535		¥ 692